VESSELS, NET (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
Schedule Of Vessels and Other Fixed Assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2011	$764,905	$(97,692)	$667,213
Additions	88,505	(34,327)	54,178
Balance December 31, 2012	$853,410	$(132,019)	$721,391
Additions	-	(17,596)	(17,596)
Balance June 30, 2013	$853,410	$(149,615)	$703,795